TRADE AND OTHER PAYABLES (Details) - CAD ($)	Sep. 30, 2021	Dec. 31, 2020
TRADE AND OTHER PAYABLES
Trade payables	$ 32,016	$ 73,447
Accrued liabilities	103,200	74,150
Trade and other payables	$ 135,214	$ 147,597